UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 2.1%
Marcus Corp.	190,600	$2,258,610
McDonald’s Corp.	107,000	7,972,570
Yum! Brands Inc.	60,710	2,796,303

Total Hotels, Restaurants & Leisure		13,027,483

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	36,570	5,743,684	*

Media - 4.4%
Cablevision Systems Corp., New York Group, Class A Shares	165,470	4,333,659
Comcast Corp., Class A Shares	505,420	9,137,994
Walt Disney Co.	405,160	13,414,847

Total Media		26,886,500

Specialty Retail - 2.0%
Home Depot Inc.	233,950	7,411,536
Staples Inc.	245,550	5,136,906

Total Specialty Retail		12,548,442

TOTAL CONSUMER DISCRETIONARY		58,206,109

CONSUMER STAPLES - 12.4%
Beverages - 1.9%
Coca-Cola Co.	103,510	6,057,405
PepsiCo Inc.	91,000	6,046,040

Total Beverages		12,103,445

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	131,500	4,138,305
Wal-Mart Stores Inc.	374,900	20,064,648

Total Food & Staples Retailing		24,202,953

Food Products - 3.0%
General Mills Inc.	135,790	4,961,766
H.J. Heinz Co.	119,840	5,676,821
Kraft Foods Inc., Class A Shares	267,293	8,248,662

Total Food Products		18,887,249

Household Products - 3.6%
Kimberly-Clark Corp.	133,110	8,658,806
Procter & Gamble Co.	224,836	13,483,415

Total Household Products		22,142,221

TOTAL CONSUMER STAPLES		77,335,868

ENERGY - 9.4%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	36,360	2,240,139
Weatherford International Ltd.	251,310	4,297,401	*

Total Energy Equipment & Services		6,537,540

Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	34,064	3,330,097
Chevron Corp.	41,840	3,391,132
El Paso Corp.	607,940	7,526,297
Exxon Mobil Corp.	299,855	18,528,040
Newfield Exploration Co.	122,882	7,058,342	*
Petrohawk Energy Corp.	192,700	3,110,178	*
Petroleo Brasileiro SA, ADR	57,680	2,092,054
Spectra Energy Corp.	296,103	6,677,123

Total Oil, Gas & Consumable Fuels		51,713,263

TOTAL ENERGY		58,250,803

EXCHANGE TRADED FUNDS - 0.6%
SPDR Gold Trust	31,840	4,072,654	*

FINANCIALS -13.5%
Capital Markets - 0.6%
Charles Schwab Corp.	285,000	3,961,500

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Commercial Banks - 0.8%
Wells Fargo & Co.	196,530	$4,938,799

Diversified Financial Services - 3.0%
Bank of America Corp.	481,330	6,310,236
Citigroup Inc.	751,000	2,928,900	*
JPMorgan Chase & Co.	246,928	9,400,549

Total Diversified Financial Services		18,639,685

Insurance - 6.2%
Berkshire Hathaway Inc., Class A Shares	103	12,823,500	*
MetLife Inc.	100,401	3,860,418
Travelers Cos. Inc.	417,920	21,773,632

Total Insurance		38,457,550

Real Estate Investment Trusts (REITs) - 2.3%
Annaly Capital Management Inc.	450,720	7,932,672
Chimera Investment Corp.	1,615,000	6,379,250

Total Real Estate Investment Trusts (REITs)		14,311,922

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	271,260	3,480,266	*

TOTAL FINANCIALS		83,789,722

HEALTH CARE - 8.9%
Biotechnology - 0.9%
Amgen Inc.	97,650	5,381,492	*

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	147,320	4,516,831

Pharmaceuticals - 7.3%
Abbott Laboratories	116,759	6,099,490
Bristol-Myers Squibb Co.	146,460	3,970,531
Johnson & Johnson	211,510	13,105,159
Merck & Co. Inc.	231,980	8,539,184
Novartis AG, ADR	124,050	7,153,963
Pfizer Inc.	371,010	6,370,242

Total Pharmaceuticals		45,238,569

TOTAL HEALTH CARE		55,136,892

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.6%
Boeing Co.	36,390	2,421,391
Honeywell International Inc.	131,360	5,771,958
Raytheon Co.	179,340	8,197,631

Total Aerospace & Defense		16,390,980

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	149,740	9,986,161

Commercial Services & Supplies - 1.4%
Waste Management Inc.	234,440	8,378,886

Construction & Engineering - 0.3%
Quanta Services Inc.	103,300	1,970,964	*

Electrical Equipment - 0.1%
Babcock & Wilcox Co.	36,935	785,977	*

Industrial Conglomerates - 6.3%
3M Co.	104,180	9,033,448
General Electric Co.	567,160	9,216,350
McDermott International Inc.	178,810	2,642,812	*
Tyco International Ltd.	171,370	6,294,420
United Technologies Corp.	169,080	12,043,568

Total Industrial Conglomerates		39,230,598

Machinery - 0.7%
Eaton Corp.	55,390	4,569,121

Road & Rail - 0.9%
Norfolk Southern Corp.	89,290	5,313,648

TOTAL INDUSTRIALS		86,626,335

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.9%
Cisco Systems Inc.	540,625	$11,839,688	*

Computers & Peripherals - 2.4%
Apple Inc.	41,590	11,801,162	*
EMC Corp.	148,390	3,013,801	*

Total Computers & Peripherals		14,814,963

Internet Software & Services - 3.0%
eBay Inc.	132,370	3,229,828	*
Google Inc., Class A Shares	18,944	9,960,566	*
VeriSign Inc.	178,335	5,660,353	*

Total Internet Software & Services		18,850,747

IT Services - 3.8%
Automatic Data Processing Inc.	146,310	6,149,410
International Business Machines Corp.	67,030	8,991,404
Visa Inc., Class A Shares	114,250	8,484,205

Total IT Services		23,625,019

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	413,655	7,954,586
Texas Instruments Inc.	123,890	3,362,374

Total Semiconductors & Semiconductor Equipment		11,316,960

Software - 4.6%
Citrix Systems Inc.	70,390	4,803,413	*
Intuit Inc.	45,970	2,013,946	*
Microsoft Corp.	563,680	13,804,523
Oracle Corp.	282,500	7,585,125

Total Software		28,207,007

TOTAL INFORMATION TECHNOLOGY		108,654,384

MATERIALS - 5.4%
Chemicals - 4.8%
Celanese Corp., Series A Shares	264,660	8,495,586
E.I. du Pont de Nemours & Co.	80,840	3,607,081
Ecolab Inc.	76,000	3,856,240
Monsanto Co.	78,880	3,780,718
PPG Industries Inc.	142,450	10,370,360

Total Chemicals		30,109,985

Paper & Forest Products - 0.6%
International Paper Co.	171,480	3,729,690

TOTAL MATERIALS		33,839,675

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	360,840	10,320,024
Verizon Communications Inc.	151,360	4,932,823

Total Diversified Telecommunication Services		15,252,847

Wireless Telecommunication Services - 0.7%
American Tower Corp., Class A Shares	83,770	4,294,050	*

TOTAL TELECOMMUNICATION SERVICES		19,546,897

UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NRG Energy Inc.	237,681	4,948,519	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $470,694,876)		590,407,858

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreements - 5.0%
Interest in $150,000,000 joint tri-party repurchase agreement dated 9/30/10 with RBS Securities Inc.; Proceeds at maturity - $31,015,207; (Fully collateralized by U.S. government obligations, 2.250% due 1/31/15; Market value - $31,636,377) (Cost - $31,015,000)	0.240%	10/1/10	$31,015,000	$31,015,000

TOTAL INVESTMENTS - 99.9% (Cost - $501,709,876#)				621,422,858
Other Assets in Excess of Liabilities - 0.1%				418,513

TOTAL NET ASSETS - 100.0%				$621,841,371

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt

SPDR	—	Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Appreciation Portfolio (“the Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$590,407,858	—	—	$590,407,858

Short-term investment†	—	$31,015,000	—	31,015,000

Total investments	$590,407,858	$31,015,000	—	$621,422,858

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$136,528,222
Gross unrealized depreciation	(16,815,240)

Net unrealized appreciation	$119,712,982

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2010